Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Significant Accounting Policies
Schedule of estimated useful lives for property, plant and equipment
Buildings and improvements	20 to 30 Years
Machinery	10 Years
Office equipment and furnishing	3 to 5 Years
Motor vehicles	4 to 5 Years

Schedule of computation of basic and diluted earnings per share
	Year Ended December 31,
	2011	2012	2013	2013
	(RMB)	(RMB)	(RMB)	($)
Numerator:
Net income, representing undistributed earnings available to ordinary shareholder—basic and diluted	312,994,474	188,151,454	79,528,309	13,044,057

Denominator:
Weighted average number ordinary shares outstanding—basic and diluted	25,725,000	25,725,000	25,725,000	25,725,000

Earnings per share:
Basic and diluted	12.17	7.31	3.09	0.51